Trade and Accrued Payables	6 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Trade and Accrued Payables
13.	TRADE AND ACCRUED PAYABLES

As at 30 June 2019 and 31 December 2018, substantially all the trade and accrued payables were aged within six months. The trade and accrued payables are non-interest bearing.